Personnel Expenses	12 Months Ended
Dec. 31, 2020
Personnel Expenses
Personnel Expenses

(25)    Personnel Expenses

Details of personnel expenses by function are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Cost of sales	1,058,132	988,689	810,512
Research and development	110,682	106,472	93,817
Selling, general & administration expenses	383,851	382,472	345,224
	1,552,665	1,477,633	1,249,553

Details by nature are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Wages and salaries	1,234,761	1,178,527	1,000,682
Contributions to pension plans (see note 29)	33,226	29,941	21,363
Other social charges	27,462	28,785	29,055
Social Security	257,216	240,380	198,453
	1,552,665	1,477,633	1,249,553

The average headcount during 2020 and 2019, by department, was approximately as follows:

	Average headcount
	31/12/2020	31/12/2019
Manufacturing	17,697	17,027
R&D - technical area	1,050	994
Administration and others	1,550	1,405
General management	288	252
Marketing	205	187
Sales and Distribution	1,305	1,282
	22,095	21,147

The headcount of the Group employees and the Company’s directors at 31 December 2019, by gender, was as follows:

	31/12/2019
			Total number of
	Male	Female	employees
Directors	9	4	13
Manufacturing	7,303	12,380	19,683
Research&development - technical area	406	623	1,029
Administration and others	887	587	1,474
General management	157	157	314
Marketing	75	120	195
Sales and Distribution	682	626	1,308
	9,519	14,497	24,016

The headcount of the Group employees and the Company’s directors at 31 December 2020, by gender, is as follows:

	31/12/2020
			Total number of
	Male	Female	employees
Directors	9	4	13
Manufacturing	7,169	11,880	19,049
Research&development - technical area	427	688	1,115
Administration and others	992	669	1,661
General management	145	156	301
Marketing	89	130	219
Sales and Distribution	691	619	1,310
	9,522	14,146	23,668